Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount
Expected loss
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	8,757,800	3,687,955
Expected loss	2,846,592	956,214
Gross carrying amount [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	5,718,511	2,352,993
Expected loss	976,357	282,422
Gross carrying amount [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,136,642	48,378
Expected loss	883,880	2,903
Gross carrying amount [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	565,291	409,670
Expected loss	187,795	117,071
Gross carrying amount [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,337,356	876,914
Expected loss	798,560	553,818
Gross carrying amount [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,068,567	1,137,052
Expected loss	208,470	114,884
Gross carrying amount [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,769,968	882,447
Expected loss	112,532	23,404
Gross carrying amount [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	28,333	46,260
Expected loss	1,108	1,602
Gross carrying amount [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	31,802	25,025
Expected loss	4,453	5,715
Gross carrying amount [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	238,464	183,320
Expected loss	90,377	84,163
Gross carrying amount [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,734,286	1,694,759
Expected loss	2,328,072	673,611
Gross carrying amount [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,598,404	1,027,966
Expected loss	735,773	230,196
Gross carrying amount [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	984,092	1,711
Expected loss	822,442	992
Gross carrying amount [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	432,275	266,392
Expected loss	165,829	102,501
Gross carrying amount [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	719,515	398,690
Expected loss	604,028	339,922
Gross carrying amount [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,400,847	727,510
Expected loss	176,861	112,264
Gross carrying amount [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	881,913	370,018
Expected loss	55,579	16,882
Gross carrying amount [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	123,737	127
Expected loss	59,910	50
Gross carrying amount [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	75,454	109,530
Expected loss	7,203	5,906
Gross carrying amount [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	319,743	247,835
Expected loss	54,169	89,426
Gross carrying amount [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	554,100	128,634
Expected loss	133,189	55,455
Gross carrying amount [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	468,226	72,562
Expected loss	72,473	11,940
Gross carrying amount [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	480	280
Expected loss	420	259
Gross carrying amount [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	25,760	8,723
Expected loss	10,310	2,949
Gross carrying amount [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	59,634	47,069
Expected loss	49,986	40,307
Stage 2 [member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	6,283,802	2,762,663
Expected loss	1,164,152	399,493
Stage 2 [member] | Gross carrying amount [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	5,718,511	2,352,993
Expected loss	976,357	282,422
Stage 2 [member] | Gross carrying amount [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	565,291	409,670
Expected loss	187,795	117,071
Stage 2 [member] | Gross carrying amount [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,801,770	907,472
Expected loss	116,985	29,119
Stage 2 [member] | Gross carrying amount [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,769,968	882,447
Expected loss	112,532	23,404
Stage 2 [member] | Gross carrying amount [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	31,802	25,025
Expected loss	4,453	5,715
Stage 2 [member] | Gross carrying amount [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,030,679	1,294,358
Expected loss	901,602	332,697
Stage 2 [member] | Gross carrying amount [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,598,404	1,027,966
Expected loss	735,773	230,196
Stage 2 [member] | Gross carrying amount [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	432,275	266,392
Expected loss	165,829	102,501
Stage 2 [member] | Gross carrying amount [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	957,367	479,548
Expected loss	62,782	22,788
Stage 2 [member] | Gross carrying amount [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	881,913	370,018
Expected loss	55,579	16,882
Stage 2 [member] | Gross carrying amount [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	75,454	109,530
Expected loss	7,203	5,906
Stage 2 [member] | Gross carrying amount [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	493,986	81,285
Expected loss	82,783	14,889
Stage 2 [member] | Gross carrying amount [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	468,226	72,562
Expected loss	72,473	11,940
Stage 2 [member] | Gross carrying amount [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	25,760	8,723
Expected loss	10,310	2,949
Stage 3 [member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,473,998	925,292
Expected loss	1,682,440	556,721
Stage 3 [member] | Gross carrying amount [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,136,642	48,378
Expected loss	883,880	2,903
Stage 3 [member] | Gross carrying amount [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,337,356	876,914
Expected loss	798,560	553,818
Stage 3 [member] | Gross carrying amount [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	266,797	229,580
Expected loss	91,485	85,765
Stage 3 [member] | Gross carrying amount [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	28,333	46,260
Expected loss	1,108	1,602
Stage 3 [member] | Gross carrying amount [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	238,464	183,320
Expected loss	90,377	84,163
Stage 3 [member] | Gross carrying amount [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,703,607	400,401
Expected loss	1,426,470	340,914
Stage 3 [member] | Gross carrying amount [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	984,092	1,711
Expected loss	822,442	992
Stage 3 [member] | Gross carrying amount [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	719,515	398,690
Expected loss	604,028	339,922
Stage 3 [member] | Gross carrying amount [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	443,480	247,962
Expected loss	114,079	89,476
Stage 3 [member] | Gross carrying amount [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	123,737	127
Expected loss	59,910	50
Stage 3 [member] | Gross carrying amount [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	319,743	247,835
Expected loss	54,169	89,426
Stage 3 [member] | Gross carrying amount [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	60,114	47,349
Expected loss	50,406	40,566
Stage 3 [member] | Gross carrying amount [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	480	280
Expected loss	420	259
Stage 3 [member] | Gross carrying amount [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	59,634	47,069
Expected loss	S/ 49,986	S/ 40,307